Details of Carrying Value of Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Principal of convertible notes		$ 35,000
Interest accrued		864
Convertible notes		35,864
Principal of convertible notes	35,000
Interest accrued	864
Convertible notes	$ 35,864